Commitments and Contingencies - Narrative (Details) T in Millions				7 Months Ended	12 Months Ended
	Aug. 10, 2018 USD ($)	Jul. 17, 2018 USD ($)	Mar. 06, 2018 USD ($)	Jul. 25, 2017 USD ($)	Dec. 31, 2022 USD ($) T	Mar. 31, 2023 USD ($)
Contingencies And Commitments [Line Items]
Threshold used for disclosing environmental matters involving potential monetary sanctions					$ 1,000,000	$ 1,000,000
Minimum required threshold for disclosing environmental matters involving potential monetary sanctions					$ 300,000
Bridge and Thoroughfare Fee [Member]
Contingencies And Commitments [Line Items]
Loss contingency amount sought		$ 11,600,000	$ 83,000	$ 11,600,000
Noncompliance fee			$ 750
Chiquita Canyon, LLC [Member]
Contingencies And Commitments [Line Items]
Annual tons of waste accepted at landfill | T					2.6
Estimate of total new fees and other new taxes over the life of the conditional use permit					$ 300,000,000	$ 300,000,000
Penalties [Member] | Bridge and Thoroughfare Fee [Member]
Contingencies And Commitments [Line Items]
Fee paid	$ 83,000
Fees [Member] | Bridge and Thoroughfare Fee [Member]
Contingencies And Commitments [Line Items]
Fee paid	$ 750